STOCKHOLDERS EQUITY (Details Narrative) - $ / shares	May 31, 2020	May 31, 2019	Feb. 11, 2019
STOCKHOLDERS EQUITY (Details)
Number of authorized shares common stock	1,000,000,000	1,000,000,000
Par value	$ 0.001	$ 0.001
Issued shares of common stock	9,863,000	9,863,000
Outstanding shares of common stock	9,863,000	9,863,000	9,863,000